Loss Per Share (Details) - Schedule of Basic Loss Per Share - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Basic Loss Per Share [Abstract]
Weighted average number of ordinary shares	248,019	257,794	247,335
Loss attributable to the owners of the Company	$ 54,550	$ 227,423	$ 200,777